LIQUIDITY AND CAPITAL RESOURCES (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
LIQUIDITY AND CAPITAL RESOURCES
Liabilities in excess of assets | ¥			¥ (27,026)
Equity			54,259		¥ 146,682	¥ 141,154	$ 7,867	¥ 163,596
Net cash used in operating activities, continuing operations			(38,944)	$ (5,646)	(20,181)	¥ (31,927)
Unrestricted cash and cash equivalents			22,819		¥ 26,753		$ 3,308
Consideration from disposal receivable in cash | ¥			¥ 41,788
Subsequent Event
LIQUIDITY AND CAPITAL RESOURCES
Proceeds from completed private placement		$ 2,000
Ambow Subsidiaries | Disposal by sale | Purchase Agreement
LIQUIDITY AND CAPITAL RESOURCES
Consideration from disposal received in cash				$ 6,000
Ambow Subsidiaries | Disposal by sale | Purchase Agreement | Subsequent Event
LIQUIDITY AND CAPITAL RESOURCES
Consideration from disposal received in cash	$ 2,000	2,000
Consideration from disposal receivable in cash		$ 4,000